Convertible Notes Payable (Details) - Schedule of unamortized debt discount related to notes payable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total [Member]
Convertible Notes Payable (Details) - Schedule of unamortized debt discount related to notes payable [Line Items]
Change in fair value of debt	$ 19,246	$ 300,899
Fair value of debt		1,336,350
$550k Note - July 2016 [Member]
Convertible Notes Payable (Details) - Schedule of unamortized debt discount related to notes payable [Line Items]
Change in fair value of debt	10,344	171,780
Fair value of debt		719,790
$50k Note - July 2016 [Member]
Convertible Notes Payable (Details) - Schedule of unamortized debt discount related to notes payable [Line Items]
Change in fair value of debt	1,017	14,745
Fair value of debt		71,611
$111k Note - May 2017 [Member]
Convertible Notes Payable (Details) - Schedule of unamortized debt discount related to notes payable [Line Items]
Change in fair value of debt	1,706	18,812
Fair value of debt		120,659
$357.5k Note - April 2019 [Member]
Convertible Notes Payable (Details) - Schedule of unamortized debt discount related to notes payable [Line Items]
Change in fair value of debt	6,179	95,562
Fair value of debt		$ 424,290